UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00659

PROSPECT CAPITAL CORPORATION
(Name of Registrant)

10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Prospect Capital Corporation (the “Company”) to be redeemed:

6.25% Notes due 2028 (CUSIP: 74348T409) (the “Notes”).

(2)                                 Date on which the securities are to be redeemed:

The Notes will be redeemed on or about June 15, 2021 (the “Redemption Date”), payable on the next succeeding business day.

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article XI of the indenture (the “Base Indenture”), dated as of February 16, 2012, between the Company and American Stock Transfer & Trust Company, LLC, as trustee (the “Original Trustee”), as amended by the Agreement of Resignation, Appointment and Acceptance, dated as of March 12, 2012, by and among the Company, the Original Trustee and U.S. Bank National Association, as successor trustee (the “Trustee”), as supplemented by the supplemental indenture (the “Supplemental Indenture”), dated as of June 7, 2018, by and between the Company and the Trustee (collectively, the “Indenture”), and (ii) Section 1.08 of the Supplemental Indenture.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($70,760,750 aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of May, 2021.

PROSPECT CAPITAL CORPORATION

By:	/s/ M. Grier Eliasek
	Name:	M. Grier Eliasek
	Title:	President and Chief Operating Officer